FI - Transfers between levels 1 and 2 (Details 14) - Recurring basis - CHF (SFr) SFr in Millions	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	SFr 2,693	SFr 3,724
Transfers out of level 1 to level 2, Trading assets	2,502	560
Transfers to level 1 out of level 2, Trading liabilities	3,025	3,451
Transfers out of level 1 to level 2, Trading liabilities	89	183
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5	54
Transfers out of level 1 to level 2, Trading assets	1,667	46
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	285	380
Transfers out of level 1 to level 2, Trading assets	835	491
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	2,403	3,290
Transfers out of level 1 to level 2, Trading assets	0	23
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	2	88
Transfers out of level 1 to level 2, Trading liabilities	33	21
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	16	53
Transfers out of level 1 to level 2, Trading liabilities	48	82
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading liabilities	3,007	3,310
Transfers out of level 1 to level 2, Trading liabilities	SFr 8	SFr 80